24. Other Income and Other Expenses	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
24. Other Income and Other Expenses

The components of other expenses which are in excess of one percent of total revenues are as follows:

	2012	2011

Expenses
Marketing	$284,641	$318,761
State deposit tax	516,348	484,540
Amortization of tax credit investments	1,175,177	615,864
ATM fees	363,478	338,327
Telephone	338,239	332,496
Collection and non-accrual loan expense	249,572	431,186

There were no components of other income in excess of one percent of total revenues for the years ended December 31, 2012 and 2011.